General information	6 Months Ended
Jun. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General information
General information

Basis of presentation
The unaudited interim consolidated financial statements of Seadrill Partners LLC (the "Company" or "Seadrill Partners") are presented in accordance with accounting principles generally accepted in the United States of America (US GAAP). The amounts are presented in United States dollars (US dollar) rounded to the nearest hundred thousand, unless stated otherwise.

The unaudited interim consolidated financial statements do not include all of the disclosures required in complete annual financial statements. These unaudited interim consolidated financial statements should be read in conjunction with the Company's annual consolidated and combined carve-out financial statements as of December 31, 2015 filed on Form 20-F (the “audited 2015 financial statements”). The year-end balance sheet data was derived from the audited 2015 financial statements, but does not include all disclosures required by US GAAP. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair statement have been included. Preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies
The accounting policies adopted in the preparation of the unaudited interim consolidated financial statements are consistent with those followed in the preparation of the annual audited 2015 financial statements for the year ended December 31, 2015, unless otherwise included in these unaudited interim consolidated financial statements as separate disclosures.